DERIVATIVE LIABILITIES - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Derivative Liability	$ 1,628,113
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)	108,944	$ 679,271
Series F [Member]
Cash Price Per Each Common Stock Underlying Warrants	0.18
Series G [Member]
Cash Price Per Each Common Stock Underlying Warrants	0.11
Series H [Member]
Cash Price Per Each Common Stock Underlying Warrants	$ 0.0533